Condensed Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	₪ 0.00286	₪ 0.00286	₪ 0.00286
Common stock, shares authorized	34,973,575	34,973,575	34,973,575
Common stock, shares issued	12,066,115	5,912,223	5,912,223
Common stock, shares outstanding	12,066,115	5,912,223	5,912,223